Investees (Details) - ILS (₪) ₪ in Millions				1 Months Ended		12 Months Ended
	Mar. 13, 2019	Mar. 06, 2018	Aug. 04, 2009	Feb. 13, 2019	Mar. 25, 2015	Dec. 31, 2019	Oct. 10, 2018	May 10, 2018
Bezeq - The Israel Telecommunications Corporation Ltd. [Member]
Investees (Details) [Line Items]
Percentage of outstanding shares						25.82%
Percentage of outstanding shares are held						0.52%
Bezeq [Member]
Investees (Details) [Line Items]
Distribute percentage of semi-annual profit		70.00%	100.00%
Description of company’s control over Bezeq						The Company has control over Bezeq based on two facts: (i) the Company holds significantly more voting rights than any other shareholder and the holdings in Bezeq are widely dispersed, and (ii) the Israeli law and regulations require prior ministerial approval for any person to acquire holdings in Bezeq exceeding 5% or to take actions together with other shareholders to cause the appointment of a director in Bezeq and or to influence Bezeq’s day-to-day operational decision-making policies. By these restrictions, the regulatory regime ensures that no individual or entity will interfere with the control of Bezeq by the holder of the Control Permit and that the Company is able to nominate the majority of the board of directors of Bezeq.
Bezeq [Member] | Second half of 2017 [Member]
Investees (Details) [Line Items]
Percentage of net profit								70.00%
Bezeq [Member] | First half of 2018 [Member]
Investees (Details) [Line Items]
Percentage of net profit							70.00%
Received share of dividend distribution (in New Shekels)							₪ 84
DBS Satellite Services (1998) Ltd. [Member]
Investees (Details) [Line Items]
Percentage of share capital					49.78%
Percentage of acquired					8.60%
Terms of the acquisition transaction					Under the terms of the Acquisition Transaction, in addition to the cash consideration of NIS 680, the consideration included two additional contingent considerations, as follows: one additional consideration of up to NIS 200, which will be paid in accordance with the tax synergy according to the terms defined in the acquisition agreement (“the First Contingent Consideration”); and another additional consideration of up to NIS 170, which will be paid in accordance with the business results of DBS in the 2015-2017 (“the Second Contingent Consideration”).
Percentage of ownership interest					100.00%
Maximum expected term	On March 13, 2019, Bezeq’s Board of Directors approved a resolution of the Board of Directors of DBS to approve a plan for migration from satellite broadcasts to broadcasts over the internet (OTT) in a gradual, long-term process that is expected to spread over seven years.
Withdraw period	15 months
Letter of undertaking valid period				The last letter of undertaking is valid for 15 months as from October 1, 2019 and until December 31, 2020.
DBS Satellite Services (1998) Ltd. [Member] | February 27, 2020 [Member]
Investees (Details) [Line Items]
Description of irrevocable undertaking of Bezeq						On February 27, 2020, Bezeq’s Board of Directors approved an irrevocable undertaking of Bezeq to DBS to provide a credit facility or a capital investment of NIS 250 for 15 months, as from January 1, 2020 and until March 31, 2021, instead of the undertaking of November 2019.